Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets, Unclassified [Abstract]
Summary of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepayments of promotion fees (a)	159,235	178,562
VAT recoverable (b)	103,215	143,026
Deposits, prepaid rental and property management fees	44,890	49,937
Prepayments for products procurement (c)	13,593	14,529
Loans to employees	18,600	17,390
Others	41,871	47,526
	381,404	450,970

(a)
Prepayments of promotion fees mainly include prepayments made to online platforms for future services to promote the Group’s products through online advertising and prepaid short-term service fees to celebrity agencies and key opinion leaders.
(b)
VAT recoverable represent the balances that the Group can utilize to deduct its value-added tax liabilities in the future.
(c)
Prepayments for products procurement represent cash prepaid to the Group’s third-party suppliers for the procurement of products.